DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
DERIVATIVE ASSETS
Derivative financial assets			$ 18.0
DERIVATIVE LIABILITIES
Total derivative liabilities			5.8
Gold option contracts
DERIVATIVE ASSETS
Derivative financial assets
Diesel swap contracts
DERIVATIVE ASSETS
Derivative financial assets
Unsettled provisionally priced concentrate derivatives, and swap contracts
DERIVATIVE LIABILITIES
Derivative financial liabilities	[1]	1.9	4.5
Copper forward contracts
DERIVATIVE ASSETS
Derivative financial assets
Share purchase warrants
DERIVATIVE LIABILITIES
Derivative financial liabilities	[2]		1.3
Copper price option contract
DERIVATIVE LIABILITIES
Derivative financial liabilities	[3]	$ 4.1

[1]	Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.
[2]	On June 28, 2017, New Gold’s share purchase warrants expired, unexercised. As at December 31, 2016, share purchase warrants were included in trade and other payables.
[3]	Copper price option contracts are included within trade and other payables in the statement of financial position.